UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21566

Name of Fund: BlackRock Global Floating Rate Income Trust (BGT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Global Floating Rate Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 07/01/2008 – 09/30/2008

Item 1 – Schedule of Investments

BlackRock Global Floating Rate Income Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
Air Freight & Logistics - 0.0%	Park-Ohio Industries, Inc., 8.375%, 11/15/14	USD	125	$99,063
Auto Components - 0.0%	The Goodyear Tire & Rubber Co., 6.678%, 12/01/09 (a)		60	58,800
	Lear Corp., 8.75%, 12/01/16		60	41,700
	Metaldyne Corp., 10%, 11/01/13		120	18,000
				118,500
Building Products - 0.0%	CPG International I, Inc., 10.50%, 7/01/13		90	61,200
Capital Markets - 1.2%	E*Trade Financial Corp., 12.50%, 11/30/17 (b)		2,500	2,512,500
	Marsico Parent Co., LLC, 10.625%, 1/15/16 (b)		1,501	1,125,750
	Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (b)(c)		553	426,123
	Marsico Parent Superholdco, LLC, 14.50%, 1/15/18 (b)(c)		373	298,204
				4,362,577
Chemicals - 0.5%	American Pacific Corp., 9%, 2/01/15		125	121,250
	Ames True Temper, Inc., 8.753%, 1/15/12 (a)		1,100	825,000
	Hercules, Inc., 6.75%, 10/15/29		750	742,500
	Key Plastics LLC, 11.75%, 3/15/13 (b)		625	218,750
				1,907,500
Commercial Banks - 0.8%	TuranAlem Finance BV, 4.166%, 1/22/09 (a)(b)		3,000	2,700,000
Commercial Services &	DI Finance Series B, 9.50%, 2/15/13		307	300,860
Supplies - 0.1%
Containers &	Berry Plastics Holding Corp., 6.694%, 9/15/14 (a)		300	210,000
Packaging - 0.1%	Impress Holdings BV, 7.878%, 9/15/13 (a)(b)		150	127,500
				337,500
Diversified	Cincinnati Bell, Inc., 7.25%, 7/15/13		310	279,000
Telecommunication	Qwest Communications International, Inc., 6.304%, 2/15/09 (a)		784	774,200
Services - 1.0%	Qwest Corp., 6.069%, 6/15/13 (a)		2,500	2,125,000
	Wind Acquisition Finance SA, 10.75%, 12/01/15 (b)		150	147,000
				3,325,200
Electronic Equipment &	Sanmina-SCI Corp., 8.125%, 3/01/16		1,120	952,000
Instruments - 0.3%
Energy Equipment &	Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15		70	66,850
Services - 0.0%	Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17		50	47,500
	Grant Prideco, Inc. Series B, 6.125%, 8/15/15		40	39,037
				153,387
Health Care Equipment &	DJO Finance LLC, 10.875%, 11/15/14		1,500	1,436,250
Supplies - 0.4%
Health Care Providers &	Tenet Healthcare Corp., 6.50%, 6/01/12		250	231,250
Services - 0.1%
Hotels, Restaurants &	American Real Estate Partners LP, 7.125%, 2/15/13		140	107,100
Leisure - 0.1%	Greektown Holdings, LLC, 10.75%, 12/01/13 (b)(d)		122	84,180
	Universal City Florida Holding Co. I, 7.551%, 5/01/10 (a)		80	75,200
	Wynn Las Vegas LLC, 6.625%, 12/01/14		20	17,050
				283,530
Household Durables - 0.0%	Berkline/BenchCraft, LLC, 4.50%, 11/03/12 (c)(d)(e)		400	-

BlackRock Global Floating Rate Income Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
Independent Power	AES Ironwood LLC, 8.875%, 11/30/25	USD	85	$85,440
Producers & Energy
Traders - 0.0%
Machinery - 0.2%	Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (b)		210	159,600
	Synventive Molding Solutions Sub-Series A, 14%, 1/14/11		867	389,988
				549,588
Media - 0.9%	Affinion Group, Inc., 10.125%, 10/15/13		50	47,000
	Cablevision Systems Corp. Series B, 8.334%, 4/01/09 (a)		100	98,750
	Charter Communications Holdings II, LLC, 10.25%, 9/15/10		625	562,275
	EchoStar DBS Corp., 6.375%, 10/01/11		135	124,200
	EchoStar DBS Corp., 7%, 10/01/13		158	136,275
	EchoStar DBS Corp., 7.125%, 2/01/16		230	184,575
	Nielsen Finance LLC, 10%, 8/01/14		410	389,500
	R.H. Donnelley Corp., 11.75%, 5/15/15 (b)		449	273,890
	Rainbow National Services LLC, 8.75%, 9/01/12 (b)		750	750,000
	Windstream Regatta Holdings, Inc., 11%, 12/01/17 (b)		977	547,120
				3,113,585
Metals & Mining - 0.3%	AK Steel Corp., 7.75%, 6/15/12		495	475,200
	Foundation PA Coal Co., 7.25%, 8/01/14		505	487,325
	Freeport-McMoRan Copper & Gold, Inc., 7.084%, 4/01/15 (a)		250	239,473
				1,201,998
Oil, Gas & Consumable	Chaparral Energy, Inc., 8.50%, 12/01/15		135	106,650
Fuels - 8.3%	Morgan Stanley Bank AG for OAO Gazprom, 9.625%, 3/01/13		14,430	14,069,250
	Pemex Project Funding Master Trust, 9.375%, 12/02/08		404	406,303
	Pemex Project Funding Master Trust, 6.553%, 10/15/09 (a)(f)		12,700	12,653,010
	SandRidge Energy, Inc., 6.416%, 4/01/14 (a)(b)		1,400	1,316,433
	Whiting Petroleum Corp., 7.25%, 5/01/13		300	278,250
				28,829,896
Paper & Forest	Abitibi-Consolidated, Inc., 6.319%, 6/15/11 (a)		840	273,000
Products - 1.3%	Ainsworth Lumber Co. Ltd., 11%, 7/29/15 (b)		460	346,523
	Bowater, Inc., 5.819%, 3/15/10 (a)		2,040	1,468,800
	Domtar Corp., 7.125%, 8/15/15		20	18,400
	NewPage Corp., 9.051%, 5/01/12 (a)		1,500	1,342,500
	Verso Paper Holdings LLC Series B, 6.551%, 8/01/14 (a)		1,215	1,002,375
				4,451,598
Pharmaceuticals - 0.4%	Angiotech Pharmaceuticals, Inc., 6.56%, 12/01/13 (a)		1,750	1,260,000
Real Estate Investment	Rouse Co. LP, 5.375%, 11/26/13		6,350	3,873,500
Trusts (REITs) - 1.1%
Specialty Retail - 0.2%	AutoNation, Inc., 6.753%, 4/15/13 (a)		70	58,975
	AutoNation, Inc., 7%, 4/15/14		60	52,200
	General Nutrition Centers, Inc., 7.584%, 3/15/14 (a)(c)		500	417,500
	Lazy Days' R.V. Center, Inc., 11.75%, 5/15/12		380	163,400
	Michaels Stores, Inc., 10%, 11/01/14		185	116,550
				808,625
Tobacco - 0.6%	Reynolds American, Inc., 7.625%, 6/01/16		2,000	1,985,698
Wireless	Centennial Communications Corp., 9.633%, 1/01/13 (a)		1,250	1,137,500
Telecommunication	iPCS, Inc., 4.926%, 5/01/13 (a)		1,755	1,430,325
Services - 1.3%

BlackRock Global Floating Rate Income Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
	Nordic Telephone Co. Holdings ApS, 10.107%, 5/01/16 (a)(f)	EUR	1,500	$1,932,201
				4,500,026
	Total Corporate Bonds - 19.2%			66,928,771
	Foreign Government Obligations
	Brazilian Government International Bond, 9.519%, 6/29/09 (a)	USD	9,435	9,765,225
	Brazilian Government International Bond, 10.25%, 6/17/13		475	579,500
	Colombia Government International Bond, 8.541%, 3/17/13 (a)(f)		1,200	1,230,000
	Costa Rica Government International Bond, 9.335%, 5/15/09 (f)		3,200	3,280,000
	Islamic Republic of Pakistan, 6.75%, 2/19/09 (f)		1,600	1,400,504
	Malaysia Government International Bond, 8.75%, 6/01/09		800	823,231
	Mexican Bonos Series M, 9%, 12/22/11	MXN	13,520	1,271,225
	Republic of Venezuela, 6.18%, 4/20/11 (a)(f)	USD	4,000	3,280,000
	South Africa Government International Bond, 7.375%, 4/25/12		2,400	2,457,000
	Turkey Government International Bond, 7%, 9/26/16		2,735	2,728,163
	Ukraine Government International Bond, 6.45%, 8/05/09 (a)(b)		16,100	15,536,500
	Ukraine Government International Bond, 6.875%, 3/04/11 (b)		2,800	2,618,000
	Uruguay Government International Bond, 6.875%, 1/19/16	EUR	950	1,297,284
	Total Foreign Government Obligations - 13.3%			46,266,632
	Floating Rate Loan Interests
Aerospace & Defense - 1.3%	Avio Holding SpA Term Loan, 6.469%, 9/25/16	USD	1,017	878,227
	Hawker Beechcraft Acquisition Co. LLC Letter of Credit,
	2.701%, 3/26/14		188	163,495
	Hawker Beechcraft Acquisition Co. LLC Term Loan B,
	5.762%, 3/26/14		3,207	2,791,405
	IAP Worldwide Services, Inc. First Lien Term Loan,
	8.063%-8.25%, 12/20/12		1,043	822,223
	Wesco Aircraft Hardware Corp. First Lien Term Loan,
	5.06%, 9/25/13		23	20,292
				4,675,642
Airlines - 0.4%	US Airways Group, Inc. Term Loan B, 6.209%, 3/23/14		1,980	1,230,901
Auto Components - 2.4%	Allison Transmission Term Loan B, 5.22%-5.57%, 8/07/14		5,865	4,824,151
	Dana Corp. Term Loan B, 6.75%-7.52%, 1/31/15		2,514	2,129,126
	GPX International Tire Corp. Term Loan B, 9.72%-11%, 4/06/12		627	463,650
	Mark IV Industries First Lien Term Loan, 7.14%-8.26%, 6/01/11		864	574,597
	Metaldyne Corp. Letter of Credit, 2.40%-6.563%, 1/11/12		104	46,212
	Metaldyne Corp. Term Loan B, 6.50%, 1/11/14		706	314,238
				8,351,974
Beverages - 0.4%	Culligan International Second Lien Term Loan,
	9.263%-9.711%, 4/24/13	EUR	1,000	703,898
	Le-Nature's, Inc. Term Loan B, 9.50%, 12/28/12 (d)	USD	1,000	520,000
				1,223,898
Biotechnology - 0.3%	Talecris Biotherapeutics, Inc. First Lien Term Loan,
	6.31%, 12/06/13		963	909,706
Building Products - 2.4%	Armstrong World Term Loan B, 4.943%, 10/02/13		194	176,563
	Building Material Corp. of America First Lien Term Loan,
	5.563%-6.75%, 2/22/14		2,706	2,101,623
	Custom Building Products Second Lien Term Loan,
	7.801%, 4/29/12		1,500	1,125,000

BlackRock Global Floating Rate Income Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Lafarge Roofing SA Term Loan B, 4.608%, 5/01/15	USD	230	$126,155
	Lafarge Roofing SA Term Loan B, 6.856%, 5/01/15	EUR	845	664,007
	Lafarge Roofing SA Term Loan C, 4.858%, 5/01/16	USD	230	126,155
	Lafarge Roofing SA Term Loan C, 7.106%, 5/01/16	EUR	842	661,649
	Momentive Performance Materials, Inc. Term Loan B,
	4.75%, 12/04/13	USD	2,474	2,143,421
	United Subcontractors Inc. First Lien Term Loan,
	7.79%-8.14%, 12/27/12		2,258	1,264,572
				8,389,145
Capital Markets - 0.5%	Marsico Parent Co., LLC Term Loan B, 5.50%-7%, 11/14/14		496	397,000
	Nuveen Investments, Inc. Term Loan, 6.769%, 11/13/14		1,500	1,275,000
				1,672,000
Chemicals - 10.3%	Brenntag AG Second Lien Term Loan, 5.072%, 1/19/13		393	327,927
	Brenntag AG Second Lien Term Loan, 7.0713%, 7/17/15		1,000	790,000
	Brenntag AG Term Loan B, 6.793%, 11/24/37	EUR	500	633,948
	Brenntag AG Term Loan B2, 5.072%, 1/24/13	USD	1,607	1,342,073
	British Vita Plc Mezzanine, 10.205%, 7/22/13	EUR	1,998	1,350,360
	Cognis Deutschland Term Loan A, 6.958%, 11/17/13		803	976,303
	Cognis Deutschland Term Loan B, 6.958%, 11/16/13		197	239,325
	Flint Group Term Loan, 4.88%, 12/20/14	USD	1,000	770,000
	Huish Detergents, Inc. First Lien Term Loan, 5.77%, 4/26/14		1,742	1,504,306
	Huish Detergents, Inc. Second Lien Term Loan, 7.06%, 10/26/14		750	648,750
	Ineos Group Plc Term Loan A, 5.727%-5.952%, 2/20/13		1,523	1,291,014
	Ineos Group Plc Term Loan B, 5.727%, 2/20/15		1,648	1,361,016
	Ineos Group Plc Term Loan C, 6.452%, 2/20/14		1,648	1,398,093
	Innophos Holdings, Inc. Term Loan B, 6.762%, 8/13/10		2,309	2,268,682
	Invista Term Loan, 5.454%, 4/29/11		676	598,533
	Invista Term Loan B1, 5.454%, 4/29/11		2,310	2,044,100
	Lucite International Finance Plc Payment In Kind,
	13.96%, 7/03/14	EUR	1,105	1,036,823
	MacDermid, Inc. Term Loan C, 7.389%, 12/15/13		1,790	2,205,236
	Nalco Co. Tranche B Term Loan, 4.55%-4.92%, 11/04/10	USD	1,629	1,516,992
	PQ Corp. First Lien Term Loan, 6.15%-7.02%, 5/29/16		2,745	2,346,975
	PQ Corp. Second Lien Term Loan, 9.30%, 5/29/15		2,250	1,856,250
	Rockwood Specialties Group, Inc. Tranche D Term Loan,
	4.299%, 12/13/12		2,762	2,486,567
	Solutia, Inc. Term Loan, 8.50%, 2/28/14		1,995	1,822,410
	Viridian Group Plc Term Loan, 8.833%, 4/20/12	EUR	1,787	2,201,648
	Viridian Group Plc Term Loan, 10.058%, 12/21/12	GBP	1,800	2,820,100
				35,837,431
Commercial Services &	ARAMARK Corp. Letter of Credit, 4.676%, 1/26/14	USD	185	159,341
Supplies - 3.4%	ARAMARK Corp. Term Loan B, 2.44%, 1/26/14		2,907	2,508,129
	Brickman Group, Inc. Term Loan, 5.704%, 1/23/14		1,034	925,654
	EnviroSolutions Term Loan B, 11.50%-12.25%, 7/01/12		2,002	1,741,832
	John Maneely Co. Term Loan B, 6.042%-6.048%, 12/28/13		1,461	1,389,974
	Kion GmbH Term Loan B, 4.469%, 3/04/15		250	202,500
	Kion GmbH Term Loan C, 4.969%, 3/04/16		250	202,500
	Language Line Services Term Loan B1, 7.02%, 11/14/11		597	560,958

BlackRock Global Floating Rate Income Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Sirva Worldwide Second Lien Term Loan, 8.17%, 5/15/15	USD	119	$71,619
	Synagro Technologies, Inc. Second Lien Term Loan,
	7.56%, 10/01/14		500	305,000
	Synagro Technologies, Inc. Term Loan B, 4.81%-5.77%, 4/01/14		1,991	1,582,989
	West Corp. Term Loan, 5.171%-6.084%, 10/31/13		2,948	2,262,293
				11,912,789
Communications	Alltel Corp. Term Loan B2, 5.316%, 5/16/15		1,489	1,441,269
Equipment - 0.9%	Alltel Corp. Term Loan B3, 4.997%, 5/16/15		944	908,260
	Sorenson Communications Term Loan C, 4.969%-5.301%, 10/27/14		980	916,120
				3,265,649
Computers &	Intergraph Corp. Term Loan, 4.809%, 5/15/14		1,169	1,061,560
Peripherals - 0.8%	Intergraph Corp. Term Loan, 8.809%, 11/17/14		750	697,500
	Reynolds and Reynolds Co. First Lien Term Loan, 5.704%, 10/31/12		1,015	892,782
				2,651,842
Construction &	Brand Energy & Infrastructure Services, Inc. Letter of Credit, 2.688%,
Engineering - 0.8%	2/15/14		500	463,750
	Brand Energy & Infrastructure Services, Inc. Term Loan B, 5.063%-
	6.063%, 1/31/14		992	920,251
	Brand Energy & Infrastructure Services, Inc. Term Loan B, 8.813%,
	2/15/15		500	453,750
	Grupo Ferrovial SA (BAA) Second Lien Term Loan,
	10.052%, 4/07/11	GBP	783	1,094,940
				2,932,691
Construction Materials - 0.3%	Headwaters, Inc. Term Loan B-1, 8.27%, 4/30/11	USD	1,250	1,125,000
Containers &	Atlantis Plastics Second Lien Term Loan, 12.25%, 3/22/12		500	87,500
Packaging - 3.8%	Graham Packaging Co. LP Term Loan B, 4.75%-6.063%, 9/30/11		3,132	2,787,144
	Graphic Packaging International Corp. Term Loan B,
	5.535%-5.884%, 5/16/14		2,714	2,417,915
	Mivisa Envases SAU Term Loan B, 7.376%, 6/03/15	EUR	1,000	1,186,068
	Owens-Illinois, Inc. Term Loan D, 6.015%, 6/14/13		1,915	2,444,311
	Pregis Corp. Term Loan B, 7.639%, 9/30/12		485	621,331
	SCA Packaging Second Lien Term Loan, 8.31%, 3/07/15	USD	500	102,500
	Smurfit Kappa Group Term Loan B1, 6.39%-6.996%, 7/16/14	EUR	750	912,135
	Smurfit Kappa Group Term Loan C1, 6.64%-7.246%, 7/16/15		750	912,135
	Smurfit-Stone Container Corp. Term Loan B,
	4.50%-4.688%, 11/01/11	USD	140	128,126
	Solo Cup Co. Term Loan, 5.99%-6.72%, 2/27/11		1,802	1,688,406
				13,287,571
Distributors - 0.3%	Keystone Automotive Operations, Inc. Term Loan B,
	5.987%-7.209%, 1/12/12		1,668	1,051,045
Diversified Consumer	Coinmach Laundry Corp. Term Loan B, 5.81%, 11/15/14		2,985	2,708,853
Services - 0.8%
Diversified Financial	JG Wentworth Manufacturing Term Loan B, 5.051%, 4/03/14		3,800	2,584,000
Services - 0.9%	Professional Services Term Loan, 6.46%, 10/31/12		752	676,849
				3,260,849

BlackRock Global Floating Rate Income Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
Diversified	Cavalier Telephone Term Loan B, 10.50%, 12/15/12	USD	388	$213,247
Telecommunication	Country Road Communications Second Lien Term Loan,
Services - 6.2%	10.42%, 7/15/13		500	485,000
	Eircom Group Plc Second Lien Term Loan,
	8.891%, 2/14/16	EUR	1,000	1,170,818
	Eircom Group Plc Term Loan B, 6.606%, 8/14/14		3,000	3,702,506
	Eircom Group Plc Term Loan C, 6.856%, 8/14/13		3,000	3,697,387
	Hawaiian Telcom Term Loan C, 6.262%, 6/01/14	USD	1,204	822,538
	PaeTec Communications Term Loan, 6.204%, 1/24/13		750	626,250
	TDC A/S ex-Tele Danmark AS Term Loan, 6.636%, 4/06/15	EUR	1,092	1,401,636
	TDC A/S ex-Tele Danmark AS Term Loan B, 6.386%, 4/06/14		912	1,170,655
	Time Warner Telecom Term Loan B, 5.71%, 2/23/14	USD	1,481	1,397,258
	Wind Telecomunicazione SpA Term Loan A,
	6.333%-6.973%, 9/22/12	EUR	1,307	1,679,342
	Wind Telecomunicazione SpA Term Loan B, 7.723%, 9/22/13		2,000	2,556,910
	Wind Telecomunicazione SpA Term Loan C,
	7.833%-8.473%, 9/22/14		2,000	2,556,910
				21,480,457
Electric Utilities - 0.6%	Astoria Generating Company Acquisitions, LLC First Lien Term Loan,
	4.23%, 2/23/13	USD	443	403,946
	Astoria Generating Company Acquisitions, LLC Term Loan C, 6.56%,
	8/23/13		1,000	895,000
	TPF Generation Holdings LLC First Lien Term Loan,
	5.762%, 11/28/13		717	636,031
	TPF Generation Holdings LLC Letter of Credit, 2.701%, 11/28/13		151	133,607
	TPF Generation Holdings LLC Revolving Credit, 2.701%, 11/28/13		47	41,883
				2,110,467
Electrical Equipment - 0.4%	Electrical Components International Holdings Second Lien Term Loan,
	10.50%, 5/05/14		500	225,000
	Generac Power Systems, Inc. First Lien Term Loan,
	5.288%, 11/10/13		1,479	1,094,502
				1,319,502
Electronic Equipment &	Deutsch Connectors Second Lien Term Loan, 7.384%, 1/27/16		500	405,000
Instruments - 1.6%	Flextronics International Ltd. Delay Draw Term Loan,
	7.455%, 10/01/14		223	189,035
	Flextronics International Ltd. Delay Draw Term Loan,
	4.963%, 10/05/14		550	465,521
	Flextronics International Ltd. Term Loan B, 4.948%, 10/01/14		1,929	1,633,898
	Flextronics International Ltd. Term Loan B2, 6.50%, 10/01/14		774	655,485
	SafeNet, Inc. Second Lien Term Loan, 9.288%, 3/05/15		2,000	1,400,000
	Tinnerman Palnut Second Lien Term Loan,
	11.85%-13.75%, 11/01/11		2,215	775,388
				5,524,327
Energy Equipment &	Dresser, Inc. First Lien Term Loan, 4.716%-5.057%, 5/15/14		1,471	1,330,872
Services - 1.3%	Dresser, Inc. Second Lien Term Loan, 8.557%, 5/15/15		1,500	1,395,000
	MEG Energy Corp. Term Loan B, 5.76%, 3/23/13		488	453,375
	Trinidad Energy Services Term Loan, 4.986%, 4/15/11		1,464	1,390,562
				4,569,809

BlackRock Global Floating Rate Income Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
Food & Staples	Advantage Sales & Marketing Term Loan B,
Retailing - 3.2%	4.49%-5.71%, 4/15/13	USD	972	$819,461
	Alliance Boots Plc Term Loan B, 7.087%, 7/09/15	GBP	2,500	3,964,030
	Bolthouse Farms, Inc. First Lien Term Loan, 5.063%, 11/29/12	USD	975	900,656
	Bolthouse Farms, Inc. Second Lien Term Loan, 8.301%, 11/29/12		500	440,000
	DS Waters LP Term Loan B, 6.469%, 3/31/12		1,000	900,000
	IGLO Birds Eye Mezzanine, 9.514%, 11/02/15	GBP	390	609,212
	IGLO Birds Eye Term Loan B, 6.735%, 10/27/19	EUR	500	649,095
	IGLO Birds Eye Term Loan C, 7.11%, 10/27/15		489	634,443
	McJunkin Corp. Term Loan B, 7.012%, 1/30/14	USD	983	923,550
	Roundy's, Inc. Term Loan B, 5.50%-6.75%, 10/22/11		1,320	1,200,127
				11,040,574
Food Products - 3.5%	Dole Food Co., Inc. Letter of Credit, 2.658%, 4/12/13		139	120,384
	Dole Food Co., Inc. Term Loan B, 4.563%-6%, 4/12/13		253	219,322
	Dole Food Co., Inc. Term Loan C, 4.563%-6%, 4/12/13		1,015	880,304
	Fresh Start Bakeries First Lien Term Loan,
	4.938%-5.063%, 9/29/13		495	415,800
	Fresh Start Bakeries Second Lien Term Loan, 8.438%, 3/29/14		500	375,000
	Jetro Holdings, Inc. Term Loan, 5.05%, 5/11/14		1,453	1,307,812
	OSI Industries Term Loan B, 4.801%, 9/02/11		1,356	1,314,880
	Sturm Foods, Inc. First Lien Term Loan, 5.375%, 1/22/14 (c)		1,851	1,465,056
	Sturm Foods, Inc. Second Lien Term Loan, 8.875%, 6/30/14		750	445,000
	United Biscuits Finance Plc Term Loan B, 7.66%, 12/14/14	EUR	535	631,099
	United Biscuits Finance Plc Term Loan B,
	8.484%-8.505%, 1/23/15	GBP	1,651	2,449,627
	Weetabix Food Co. Pay In Kind Term Loan, 13.968%, 7/26/14		655	972,894
	Wrigley Co. Term Loan B, 7.75%, 8/11/14	USD	1,650	1,617,295
				12,214,473
Health Care Equipment &	Arizant, Inc. Term Loan B, 4.986%-5.301%, 7/14/10		2,821	2,708,238
Supplies - 4.0%	Bausch & Lomb, Inc. Delay Draw Term Loan, 6.051%, 4/26/15		301	277,430
	Bausch & Lomb, Inc. Term Loan B, 7.012%, 4/26/15		1,193	1,101,397
	Biomet, Inc. Term Loan B, 6.762%, 12/28/14		496	455,094
	Biomet, Inc. Term Loan B, 8.139%, 3/25/15	EUR	2,547	3,298,980
	Hologic, Inc. Term Loan B, 6%, 3/31/13	USD	1,126	1,103,266
	Molnlycke HealthCare AB Second Lien Term Loan,
	8.244%, 10/09/16	EUR	500	527,924
	Molnlycke HealthCare AB Term Loan B, 6.494%, 4/09/15		1,500	1,774,998
	Molnlycke HealthCare AB Term Loan C, 6.744%, 4/09/16		1,383	1,636,085
	Select Medical Term Loan B, 4.63%-6%, 2/24/12	USD	965	840,354
				13,723,766
Health Care Providers &	CCS Medical First Lien Term Loan, 7.02%, 8/01/12		717	575,363
Services - 3.5%	Capio AB Term Loan C, 7.069%, 4/15/16	EUR	1,122	1,463,033
	Community Health Systems, Inc. Delay Draw Term Loan,
	0.50%, 6/18/14	USD	234	204,649
	Community Health Systems, Inc. Term Loan B,
	4.719%-5.06%, 7/25/14		4,573	4,001,484

BlackRock Global Floating Rate Income Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	HealthSouth Corp. Term Loan B, 4.90%-5.19%, 3/12/13	USD	2,396	$2,150,460
	Surgical Care Affiliates Term Loan B, 5.762%, 6/29/14		496	416,834
	US Oncology Holdings, Inc. Term Loan B, 5.549%-5.551%, 8/20/11		2,746	2,554,212
	Vanguard Health Systems Term Loan B, 6.012%, 9/23/11		970	873,975
				12,240,010
Health Care Supplies - 0.3%	VJCS Acquisition Term Loan B, 5.28%-5.44%, 4/30/14		1,100	1,012,000
Hotels, Restaurants &	Golden Nugget, Inc. Delay Draw Term Loan, 4.49%, 6/30/13		318	248,182
Leisure - 4.2%	Golden Nugget, Inc. Term Loan, 5.43%, 5/30/14		477	372,273
	Golden Nugget, Inc. Term Loan Second Lien, 6.68%, 11/30/14		1,000	500,000
	Green Valley Ranch Gaming LLC Term Loan,
	4.801%-5.709%, 2/26/14		474	327,280
	Green Valley Ranch Gaming LLC Term Loan, 6.959%, 2/26/14		1,500	765,000
	Harrah's Entertainment, Inc. Term Loan B2,
	5.80%-6.762%, 1/28/15		5,373	4,317,205
	Harrah's Entertainment, Inc. Term Loan B3,
	5.80%-6.762%, 1/28/15		906	729,061
	Harrah's Operating Term Loan B, 5.80%, 1/28/15		316	253,045
	OSI Restaurant Partners, Inc. Revolving Credit, 2.639%, 5/15/14		39	26,473
	OSI Restaurant Partners, Inc. Term Loan B, 6%, 5/15/14		402	272,627
	Penn National Gaming, Inc. Term Loan B, 4.24%-4.55%, 10/03/12		4,384	3,919,266
	QCE LLC Second Lien Term Loan, 8.551%, 11/05/13		2,500	1,825,000
	Travelport, Inc. Standby Letter of Credit, 5.051%, 8/31/13		47	37,239
	Wembley, Inc. First Lien Term Loan, 6.72%-6.74%, 8/12/12		977	725,528
	Wembley, Inc. Second Lien Term Loan, 7.06%, 2/12/13 (d)		1,500	225,000
				14,543,179
Household Durables - 1.5%	American Residential Services Second Lien Term Loan,
	12%, 4/17/15 (e)		2,010	1,982,209
	Berkline Corp. First Lien Term Loan, 8.488%, 11/10/11 (e)		95	4,735
	Jarden Corp. Term Loan B3, 6.262%, 1/24/12		1,241	1,116,522
	Josten's, Inc. Term Loan B, 5.171%, 9/30/11		1,300	1,243,782
	Yankee Candle Co., Inc. Term Loan B, 4.81%-5.43%, 2/06/14		1,000	819,167
				5,166,415
IT Services - 3.4%	Activant Solutions Term Loan B, 4.50%-4.813%, 5/02/13		449	361,837
	Affiliated Computer Services Term Loan B, 5.709%, 3/20/13		729	667,074
	Audio Visual Services Corp. Second Lien Term Loan,
	8.31%, 8/28/13		1,000	800,000
	Ceridian Corp. Term Loan, 5.488%, 11/09/14		2,000	1,760,000
	First Data Corp. Term Loan B, 5.926%-6.512%, 9/24/14		2,479	2,113,118
	First Data Corp. Term Loan B2, 5.926%-6.512%, 9/24/14		497	422,864
	First Data Corp. Term Loan B3, 5.948%-6.512%, 9/24/14		985	840,922
	RedPrairie Corp. Term Loan, 6.188%-7%, 7/17/12		978	889,525
	RedPrairie Corp. Term Loan, 9.298%, 1/31/13		1,250	1,062,500
	SunGard Data Systems, Inc. Term Loan B, 4.553%, 2/28/14		3,417	2,961,998
				11,879,838

BlackRock Global Floating Rate Income Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
Independent Power	The AES Corp. Term Loan, 5.063%-5.10%, 8/10/11	USD	1,500	$1,395,000
Producers & Energy	Mirant Corp. Term Loan B, 5.454%, 1/26/13		1,345	1,212,117
Traders - 2.5%	Texas Competitive Electric Holdings Co. LLC Term Loan B-1, 5.989%-
	7.262%, 10/10/14		497	418,926
	Texas Competitive Electric Holdings Co. LLC Term Loan B-2, 5.989%-
	7.262%, 10/10/14		1,733	1,461,797
	Texas Competitive Electric Holdings Co. LLC Term Loan B-3, 5.989%-
	7.262%, 10/10/14		5,030	4,233,092
				8,720,932
Insurance - 0.7%	Alliant Insurance Services Term Loan B, 6.762%, 10/23/14		990	851,400
	Conseco Term Loan B, 5.709%, 10/10/13		735	540,237
	Sedgwick Claims Management Service, Inc. Term Loan B,
	6.012%, 3/03/13		1,067	981,845
				2,373,482
Internet & Catalog	FTD Group, Inc. Term Loan B, 7.50%, 8/26/14		1,000	967,500
Retail - 0.5%	Oriental Trading First Lien Term Loan, 5.06%-5.96%, 7/31/13		953	627,464
	Oriental Trading Second Lien Term Loan, 8.47%, 1/31/14		500	250,000
				1,844,964
Leisure Equipment &	24 Hour Fitness Term Loan B, 5.17%-6.21%, 6/08/12		975	848,250
Products - 0.4%	Kerasotes Showplace Theatres LLC Term Loan B, 4.75%, 11/01/11		555	483,270
	True Temper Sports, Inc. Term Loan B, 4.733%, 3/15/11		233	218,274
				1,549,794
Life Sciences Tools &	Invitrogen Term Loan B, 5.047%, 6/11/15		4,000	3,896,668
Services - 1.4%	Quintiles Transnational Term Loan B, 5.77%, 3/21/13		975	858,000
				4,754,668
Machinery - 2.8%	Blount, Inc. US Term Loan B, 4.236%, 8/09/10		596	554,141
	Chart Industries, Inc. Term Loan B, 5.188%, 10/17/12		222	211,111
	Lincoln Industrials Delay Draw Term Loan, 4.97%-6.21%, 7/11/14		269	245,080
	Lincoln Industrials First Lien Term Loan, 6.21%, 7/11/14		718	653,545
	NACCO Materials Handling Group Term Loan B,
	4.804%-5.429%, 3/21/13		489	391,000
	Navistar International Transportation Corp. Revolving Credit,
	2.453%-6.046%, 1/19/12		1,333	1,142,223
	Navistar International Transportation Corp. Term Loan,
	6.046%-6.292%, 1/19/12		3,667	3,141,112
	OshKosh Truck Corp. Term Loan B, 4.22%-4.43%, 12/06/13		2,225	1,907,937
	Standard Steel Delay Draw Term Loan, 6.21%, 6/21/12		79	70,738
	Standard Steel First Lien Term Loan, 6.27%, 6/21/12		390	350,997
	Trimas Corp. Letter of Credit, 2.463%, 8/02/11		94	82,969
	Trimas Corp. Term Loan B, 5.045%-5.679%, 8/02/13		398	352,341
	Wastequip Delay Draw Term Loan, 6.012%, 1/17/13		287	203,862
	Wastequip Term Loan B, 6.012%, 1/17/13		682	484,173
				9,791,229
Marine - 1.2%	Dockwise Shipping BV Second Lien Term Loan, 7.301%, 10/26/16		1,650	1,377,750
	Dockwise Shipping BV Term Loan B, 5.676%, 4/26/15		1,733	1,473,167
	Dockwise Shipping BV Term Loan C, 5.176%, 4/26/16		1,733	1,473,167
				4,324,084
Media - 30.6%	Acosta, Inc. Term Loan, 4.72%, 2/28/14		1,470	1,283,799
	Affinion Group, Inc. Term Loan, 9.368%, 3/01/12		975	804,375

BlackRock Global Floating Rate Income Trust
Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Alix Partners Term Loan B, 4.79%, 10/30/13	USD	931	$894,211
	Atlantic Broadband Finance Term Loan B, 6.02%, 2/27/14		1,955	1,803,699
	Bresnan Telecommunications Second Lien Term Loan,
	7.61%, 3/31/14		250	223,750
	Cablevision Systems Corp. Term Loan, 4.238%-4.569%, 3/28/13		2,651	2,322,165
	Casema NV (Essent Kablecom) Term Loan B, 6.985%, 11/02/14	EUR	1,625	2,097,221
	Casema NV (Essent Kablecom) Term Loan C, 7.485%, 11/02/15		1,625	2,097,221
	Catalina Marketing Group Term Loan, 6.762%, 10/01/14	USD	2,482	2,234,205
	Cequel Communications LLC Term Loan B,
	4.791%-6%, 11/05/13		4,900	4,237,026
	Charter Communications, Inc. Term Loan B, 4.80%, 3/06/14		1,965	1,555,675
	Choice Cable Second Lien Term Loan, 10.313%, 1/28/12		692	552,115
	Cinemark Term Loan, 4.24%-5.75%, 10/05/13		1,103	942,637
	Clarke American Corp. Term Loan B, 5.291%-6.262%, 12/31/14		1,977	1,492,998
	ClientLogic Holding Corp. Term Loan B, 5.291%-6.50%, 1/30/14		1,366	997,174
	Cumulus Media Term Loan B, 4.498%-5.459%, 6/11/14		1,469	1,116,369
	Dex Media West LLC Term Loan B2, 7%, 10/24/14		2,000	1,726,428
	DirecTV Holdings LLC Term Loan C, 5.25%-5.954%, 4/13/13		1,696	1,605,027
	Discovery Communications Term Loan B, 5.762%, 5/14/14		1,980	1,835,178
	Education Media and Publishing Group Ltd. First Lien
	Term Loan B, 6.488%, 11/14/14		2,636	2,300,227
	Education Media and Publishing Group Ltd. Second Lien
	Term Loan, 6.456%-5.50%, 11/14/14		7,017	5,262,723
	Emmis Operating Co. Term Loan B, 4.81%-5.769%, 11/02/13		480	385,337
	Formula One Group Term Loan B, 4.858%, 12/31/13		964	840,536
	Fox Acquisition Co. Term Loan B, 7.25%, 7/14/15		500	467,083
	GateHouse Media Operating, Inc. Delay Draw Term Loan,
	4.80%-4.81%, 9/15/14		293	134,667
	GateHouse Media Operating, Inc. Term Loan B, 4.81%, 8/28/14		985	453,000
	Getty Images, Inc. Term Loan, 7.25%, 6/30/15		2,000	1,928,334
	Gray Communications Systems, Inc. Term Loan B,
	4.29%-5.25%, 12/31/14		2,176	1,664,435
	HIT Entertainment Ltd. First Lien Term Loan, 4.80%, 8/31/12		1,098	900,402
	HIT Entertainment Ltd. Second Lien Term Loan, 8.30%, 2/24/13		1,000	760,000
	Hanley-Wood LLC Term Loan B, 4.736%-4.998%, 3/08/14		2,234	1,582,679
	Hargray Communications Group First Lien Term Loan,
	5.051%, 6/18/14		984	861,410
	Hargray Communications Group Second Lien Term Loan,
	8.301%, 6/18/14		500	405,000
	Idearc, Inc. Term Loan B, 4.47%-4.80%, 11/17/14		1,508	873,352
	Insight Midwest Holdings LLC Term Loan B, 4.49%, 4/06/14		2,700	2,458,350
	Kabel Deutschland GMBH Term Loan, 6.909%, 6/01/12	EUR	4,000	4,875,666
	Knology, Inc. Term Loan B, 5.038%, 6/30/12	USD	494	436,969
	Liberty Cablevision of Puerto Rico Term Loan B, 4.488%, 3/01/13		1,481	1,273,875
	Local TV LLC Term Loan, 4.80%-4.87%, 5/07/13		746	634,288
	Mediacom Broadband Group Tranche A Term Loan,
	3.99%-5.47%, 3/31/10		941	851,523

BlackRock Global Floating Rate Income Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Mediacom Communications Term Loan D, 4.24%-5.72%, 1/31/15	USD	1,474	$1,284,005
	Mediacom LLC Term Loan C, 4.24%-5.72%, 1/31/15		2,437	2,138,160
	Metro-Goldwyn-Mayer Studios, Inc. Term Loan B,
	7.012%, 3/15/12		2,925	2,050,425
	Multicultural Radio Broadcasting Inc. Term Loan,
	5.238%-6.75%, 12/15/12		338	300,820
	NTL Cable Plc Second Lien Term Loan, 8.743%, 7/17/13	GBP	1,500	2,130,076
	NTL Cable Plc Term Loan, 8.147%, 11/19/37		2,029	3,145,427
	National Cinemedia LLC Term Loan B, 4.57%, 2/12/15	USD	1,000	846,429
	New Vision Television First Lien Term Loan, 9.32%, 10/26/14		1,500	1,050,000
	New Vision Television Term Loan B, 5.82%, 10/21/13		993	858,496
	New Wave Communications Delay Draw Term Loan,
	5.969%, 6/30/13		234	217,669
	New Wave Communications Term Loan B, 5.983%, 6/30/13		929	872,907
	Newsday LLC Term Loan, 9.75%, 7/02/13		750	712,500
	Newsday LLC Term Loan, 7.958%, 8/01/13		1,250	1,206,250
	Nexstar Broadcasting Group Term Loan, 5.512%, 10/01/12		1,888	1,623,283
	Nexstar Broadcasting Group Term Loan B, 5.512%, 10/01/12		1,786	1,536,139
	Nielsen Finance LLC Term Loan B, 4.803%, 8/15/13		3,428	2,949,365
	PagesJaunes Group Term Loan, 8.76%, 1/11/17	EUR	500	483,930
	PagesJaunes Group Term Loan B, 6.76%, 1/11/15		969	1,007,237
	PagesJaunes Group Term Loan C, 7.26%, 1/11/16		969	1,007,237
	Penton Media Term Loan, 5.049%-5.934%, 2/01/13	USD	1,108	800,620
	Penton Media Term Loan, 7.799%, 2/01/14		1,000	690,000
	ProSiebenSat.1 Media AG Term Loan B,
	6.86%-7.526%, 6/28/15	EUR	500	422,339
	ProSiebenSat 1 Media AG Term Loan C,
	7.11%-7.776%, 6/28/15		1,000	844,678
	Quebecor Media, Inc. Term Loan B, 4.791%, 1/17/13	USD	731	650,812
	San Juan Cable Term Loan B, 9.62%, 3/02/13		1,769	1,468,324
	Thomson Learning, Inc. Term Loan, 4.97%, 7/05/14		1,980	1,613,700
	Thomson Learning, Inc. Term Loan B 2, 4.96%, 7/05/14		3,741	3,142,125
	United Pan Europe Communications Term Loan M,
	6.513%, 11/19/37		3,767	4,252,102
	Univision Communications, Inc. First Lien Term Loan,
	4.719%-5.049%, 9/29/14	USD	1,802	1,153,289
	Wallace Theater Corp. First Lien Term Loan,
	6.56%-7.02%, 8/09/09		1,628	1,432,414
	Wallace Theater Corp. Second Lien Term Loan, 10.31%, 8/09/09		2,500	2,050,000
	Weather Channel Term Loan B, 7.25%, 6/01/15		1,000	981,667
	Yell Group Plc Term Loan B, 6.485%, 4/30/11	EUR	1,750	2,169,376
				106,262,930
Metals & Mining - 1.0%	Algoma Steel Term Loan B, 5.69%, 6/19/13	USD	1,954	1,865,750
	Compass Minerals Group, Inc. Term Loan, 3.99%-4.93%, 12/22/12		778	745,405

BlackRock Global Floating Rate Income Trust
Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Euramax International Plc Second Lien Term Loan,
	10.791%, 6/29/13	USD	1,214	$728,571
				3,339,726
Multi-Utilities - 1.3%	Coleto Creek Letter of Credit, 2.70%, 7/31/13		127	111,253
	Coleto Creek Term Loan B, 6.512%, 7/31/13		1,803	1,574,507
	MACH Gen LLC Letter of Credit, 2.551%, 2/12/13		70	62,367
	MACH Gen LLC Term Loan, 4.81%, 2/22/14		667	591,438
	NE Energy Letter of Credit, 5.313%, 10/03/13		159	149,817
	NE Energy Second Lien Term Loan, 7.711%, 10/31/14		750	691,875
	NE Energy Term Loan B, 5.75%, 10/31/13		1,230	1,162,759
				4,344,016
Multiline Retail - 0.7%	Dollar General Term Loan B1, 6.454%, 7/03/14		1,250	1,094,642
	Neiman Marcus Group, Inc. Term Loan, 4.565%, 4/06/13		1,440	1,239,491
				2,334,133
Oil, Gas & Consumable	Big West Oil & Gas Delay Draw Term Loan,
Fuels - 2.0%	4.482%-5.188%, 5/15/14		550	459,250
	Big West Oil & Gas Term Loan B, 4.93%, 5/15/14		438	365,312
	CR Gas Storage Bridge Loan, 4.843%, 5/08/11		29	25,818
	CR Gas Storage Delay Draw Term Loan, 4.844%, 5/08/13		51	45,333
	CR Gas Storage Term Loan, 4.847%, 5/08/13		454	405,501
	CR Gas Storage Term Loan B, 4.847%, 5/08/13		75	66,923
	Coffeyville Resources LLC Letter of Credit, 2.691%, 12/21/13		324	288,649
	Coffeyville Resources LLC Term Loan B, 5.541%-6.75%, 12/21/13		1,050	934,341
	Drummond Oil Term Loan B, 4.438%, 2/15/12		1,350	1,309,500
	MAPCO, Inc. Term Loan, 5.55%, 4/28/11		795	699,887
	Vulcan Energy Term Loan B3, 6.25%, 9/03/11		1,750	1,680,000
	Western Refining Co. LP Term Loan B, 7.75%, 5/30/14		917	775,752
				7,056,266
Paper & Forest	Boise Cascade Holdings LLC Second Lien Term Loan,
Products - 1.8%	7.50%, 2/05/15		995	958,931
	Georgia-Pacific LLC First Lien Term Loan B,
	4.219%-4.567%, 12/22/12		4,103	3,612,931
	NewPage Corp. Tem Loan B, 7%, 12/21/14		1,489	1,347,785
	Verso Paper Holdings LLC Term Loan B, 9.033%, 2/01/13		336	309,120
				6,228,767
Personal Products - 0.9%	American Safety Razor Co. Second Lien Term Loan,
	8.72%-9.96%, 1/25/14		2,000	1,760,000
	Prestige Brands Term Loan B1, 5.043%-6.012%, 10/06/10		1,460	1,365,495
				3,125,495
Pharmaceuticals - 1.4%	Pharmaceutical Technologies & Services (PTS) Term Loan,
	7.392%, 4/15/14	EUR	2,469	2,988,928
	Warner Chilcott Term Loan B, 4.801%-5.762%, 1/18/12	USD	1,375	1,263,720
	Warner Chilcott Term Loan C, 4.801%-5.762%, 1/30/13		583	535,535
				4,788,183
Professional Services - 0.1%	Booz Allen Hamilton, Inc. Term Loan B, 7.50%, 7/01/15		500	486,875

BlackRock Global Floating Rate Income Trust
Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
Real Estate Management	Capital Automotive REIT Term Loan B, 4.24%, 12/16/10	USD	1,675	$1,418,516
& Development - 1.7%	Enclave First Lien Term Loan, 6.14%, 3/01/12		2,000	1,542,000
	Georgian Towers Term Loan, 6.14%, 3/01/12		2,000	1,498,200
	Pivotal Promontory Second Lien Term Loan, 12%, 8/11/11 (d)		750	112,500
	Realogy Corp. Term Loan B, 5.487%-6.429%, 9/22/14		1,975	1,460,266
				6,031,482
Road & Rail - 0.6%	Rail America, Inc. Term Loan, 6.79%, 6/30/09		2,250	2,160,000
Semiconductors &	Marvell Technology Group Term Loan B, 6.204%, 11/08/09		479	473,383
Semiconductor
Equipment - 0.1%
Software - 0.4%	Bankruptcy Management Solutions, Inc. First Lien Term Loan,
	7.71%, 7/06/12		980	872,200
	Bankruptcy Management Solutions, Inc. Second Lien Term
	Loan, 9.954%, 7/06/13		490	284,200
	CCC Information Services, Inc. Term Loan B, 6.02%, 2/10/13		414	396,978
				1,553,378
Specialty Retail - 2.4%	ADESA, Inc. Term Loan B, 5.06%, 10/20/13		2,401	1,956,805
	Burlington Coat Factory Warehouse Corp. Term Loan B,
	5.06%, 5/28/13		517	353,609
	Claire's Stores Term Loan B, 5.55%-5.56%, 5/29/14		740	443,541
	General Nutrition Term Loan, 5.04%-6.08%, 9/26/13		997	825,405
	Orchard Supply Hardware Term Loan B, 4.917%, 12/21/13		1,500	1,230,000
	Rent-A-Center Term Loan B, 4.54%-4.82%, 6/30/12		1,193	1,085,342
	Sensata Technologies Term Loan, 6.962%, 4/27/13	EUR	1,466	1,754,583
	Sensata Technologies Term Loan B, 4.543%, 4/27/13	USD	970	807,013
				8,456,298
Textiles, Apparel &	Hanesbrands, Inc. First Lien Term Loan, 4.545%-4.551%, 9/05/13		1,000	905,625
Luxury Goods - 0.4%	Renfro Corp. Term Loan B, 6.05%-7.02%, 9/30/13		462	379,691
				1,285,316
Trading Companies &	Beacon Sales Co. Term Loan B, 4.783%-5.769%, 11/02/13		1,225	1,016,750
Distributors - 0.3%
Wireless	Centennial Cellular Operating Co. Term Loan,
Telecommunication	4.801%-4.469%, 2/09/11		2,169	2,035,714
Services - 2.0%	Cricket Communications, Inc. Term Loan B, 7.262%, 6/16/13		923	876,047
	IPC Systems First Lien Term Loan, 6.012%, 5/31/14		999	624,211
	MetroPCS, Inc. Term Loan B, 4.75%-6%, 11/03/13		1,247	1,106,997
	NG Wireless Delay Draw Term Loan, 6.75%, 11/12/37		140	133,022
	NG Wireless Term Loan, 5.219%-5.551%, 7/31/14		608	577,696
	NTELOS Inc. Term Loan B, 5.96%, 8/14/11		1,682	1,558,358
				6,912,045
	Total Floating Rate Loan Interests - 120.9%			420,525,999
	Common Stocks		Shares
Capital Markets - 0.1%	E*Trade Financial Corp. (g)		121,011	338,831
Commercial Services &	Sirva Common Stock		554	33,240
Supplies - 0.0%

BlackRock Global Floating Rate Income Trust
Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
	Common Stocks		Shares	Value
Independent Power	Reliant Energy, Inc. (g)		4,109	$30,201
Producers & Energy
Traders - 0.0%
Paper & Forest	Ainsworth Lumber Co. Ltd. (b)(g)		62,685	117,918
Products - 0.1%	Ainsworth Lumber Co. Ltd. (f)(g)		55,855	104,966
				222,884
	Total Common Stocks - 0.2%			625,156
	Preferred Stocks
Capital Markets - 0.0%	Marsico Parent Superholdco, LLC, 16.75% (b)		100	85,500
	Total Preferred Stocks - 0.0%			85,500
	Warrants (h)
Machinery - 0.0%	Synventive Molding Solutions (expires 1/15/13)		2	-
	Total Warrants - 0.0%			-
	Other Interests (i)
Health Care Providers &	Critical Care Systems International, Inc.		947	318
Services - 0.0%
Household Durables - 0.0%	Berkline Benchcraft Equity LLC (e)		6,155	-
	Total Other Interests - 0.0%			318
	Total Long-Term Investments (Cost - $614,241,876) - 153.6%			534,432,376
			Par
	Short-Term Securities		(000)
Government Agency	Federal Home Loan Banks, 0.10%, 10/01/08	USD	4,000	4,000,000
Note - 2.1%	Federal Home Loan Banks, 2.36%, 10/17/08		1,500	1,498,427
	Federal Home Loan Banks, 2.40%, 10/28/08		1,400	1,397,480
	Freddie Mac, 2.35%, 11/17/08		300	299,099
	Total Short-Term Securities (Cost - $7,195,006) - 2.1%			7,195,006
	Options Purchased		Contracts
Call Options Purchased	Marsico Parent Superholdco LLC, expiring December 2019
	at $942.86		26	43,810
	Total Options Purchased (Cost - $25,422) - 0.0%			43,810
	Total Investments (Cost - $621,462,304*) - 155.7%			541,671,192
	Liabilities in Excess of Other Assets - (38.8)%			(135,044,023)
	Preferred Shares, at Redemption Value - (16.9)%			(58,850,653)
	Net Assets Applicable to Common Shares - 100.0%			$347,776,516

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$621,530,182
Gross unrealized appreciation	$1,942,383
Gross unrealized depreciation	(81,801,373)
Net unrealized appreciation	$(79,858,990)

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(d)	Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

BlackRock Global Floating Rate Income Trust
Schedule of Investments September 30, 2008 (Unaudited)
(e)	Security is fair valued by the Board of Trustees.
(f)	Restricted securities as to resale, representing 6.9% of net assets were as follows:

	Acquisition
Issue	Date(s)	Cost	Value
Ainsworth Lumber Co. Ltd.	9/20/04	$543,398	$94,470
	3/05/08	39,874	10,496
Colombia Government International Bond,
8.541%, 3/17/13	2/15/06	1,306,626	1,230,000
Costa Rica Government International Bond,	8/30/04	2,026,672	2,050,000
9.335%, 5/15/09	11/01/04	1,216,946	1,230,000
Islamic Republic of Pakistan, 6.75%, 2/19/09	8/27/04	1,001,851	875,315
	10/27/04	601,729	525,189
Nordic Telephone Co. Holding ApS,
10.107%, 5/01/16	4/26/04	1,867,951	1,932,201
Pemex Project Funding Master Trust,	8/27/04	4,546,549	4,483,350
6.553%, 10/15/09	10/27/04	2,727,277	2,690,010
	12/15/04	5,566,227	5,479,650
Republic of Venezuela, 6.18%, 4/20/11	10/26/04	3,738,074	3,280,000
Total		$25,183,174	$23,880,681

(g)	Non-income producing security.
(h)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(i)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non- income producing.

  For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Foreign currency exchange contracts as of September 30, 2008 were as follows:

					Unrealized
	Currency		Currency	Settlement	Appreciation
	Purchased		Sold	Date	(Depreciation)
EUR	165,000	USD	242,477	October 2008	$(9,607)
USD	87,328,520	EUR	55,798,832	October 2008	8,577,800
USD	848,372	EUR	538,000	October 2008	89,075
USD	977,157	EUR	675,000	October 2008	24,507
USD	18,591,098	GBP	9,374,000	October 2008	1,894,397
USD	1,918,436	GBP	1,080,000	October 2008	(5,229)
USD	1,060,841	MXN	11,027,900	October 2008	55,544
Total					$10,626,487

  Currency Abbreviations:
  EUR   Euro
  GBP   British Pound
  MXN   Mexican New Peso
  USD   U.S. Dollar

BlackRock Global Floating Rate Income Trust
Schedule of Investments September 30, 2008 (Unaudited)
Swaps outstanding as of September 30, 2008 were as follows:
	Notional
	Amount		Unrealized
	(000)		Depreciation
Sold credit default protection on Pagesjaunes SA
and receive 2.10%
Broker, Lehman Brothers Special Financing
Expires March 2012	EUR	2,000	$(3,797)

Sold credit default protection on BAA Ferovial
Junior Term Loan and receive 2%
Broker, Deutsche Bank AG London
Expires June 2012	GBP	1,800	(401,291)
Total			$(405,088)

BlackRock Global Floating Rate Income Trust
Schedule of Investments September 30, 2008 (Unaudited)

Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Trust's investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	$473,999	-
Level 2	498,439,404	$10,265,209
Level 3	42,713,979	-
Total	$541,627,382	$10,265,209

* Other financial instruments are swaps, foreign currency exchange contracts and options.

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:
Investments in Securities
Balance, as of December 31, 2007	-
Accrued discounts/premiums	$7,798
Realized gain (loss)	(793,761)
Change in unrealized appreciation (depreciation)	(21,467,748)
Net purchases (sales)	871,208
Net transfers in/out of Level 3	64,096,482
Balance, as of September 30, 2008	$42,713,979

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Floating Rate Income Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Global Floating Rate Income Trust

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Global Floating Rate Income Trust

Date: November 24, 2008

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Floating Rate Income Trust

Date: November 24, 2008